PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Loans to third parties		¥ 516,079	¥ 172,071
Funds receivable from external payment network providers		331,534	514,619
Funds receivable from insurance and guarantee companies		289,752	141,323
Prepaid expense		64,923	133,467
Prepaid VAT and surcharge tax		889	46,254
Others		113,153	160,024
Prepaid expenses and other assets	$ 191,505	1,333,221	2,552,319	[1]
Tianda Xinan
Related Party Transaction [Line Items]
Prepaid expenses and other assets		¥ 16,891	¥ 1,384,561

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.